Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized (in Shares)	[1]	399,966,500,000	399,966,500,000
Ordinary shares, shares issued (in Shares)	[1]	10,965,000	9,240,000
Ordinary shares, shares outstanding (in Shares)	[1]	10,965,000	9,240,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized (in Shares)	[1]	100,033,500,000	100,033,500,000
Ordinary shares, shares issued (in Shares)	[1]	18,760,000	18,760,000
Ordinary shares, shares outstanding (in Shares)	[1]	18,760,000	18,760,000

[1]	Giving retroactive effect to the 9,240,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.